EARNINGS PER SHARE (Narrative) (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Anti-dilutive securities excluded from computation of earnings per share [Line Items]
Number of shares issued to the share depository bank but are treated as escrowed shares	208,100	348,100